UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07532

                          MUNICIPAL ADVANTAGE FUND INC.
               (Exact name of registrant as specified in charter)

              1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
               (Address of principal executive offices) (Zip code)

  LAWRENCE G. ALTADONNA - 1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Report to Shareholders

--------------------------------------------------------------------------------


                                                         Annual Report
                                                              10.31.04



                         MUNICIPAL ADVANTAGE FUND INC.


--------------------------------------------------------------------------------


[NYSE LOGO]              CONTENTS
                         Letter to Shareholders ..........................     1
                         Performance and Statistics ......................     2
                         Schedule of Investments .........................   3-8
                         Statement of Assets and Liabilities .............     9
                         Statement of Operations .........................    10
                         Statement of Changes in Net Assets ..............    11
                         Notes to Financial Statements ................... 12-15
                         Financial Highlights ............................    16
                         Report of Independent Registered Public
                           Accounting Firm ...............................    17
                         Tax Information, Dividend Reinvestment
                           and Cash Purchase Plan/Other Information ......    18
                         Privacy Policy/Annual Shareholder Meeting Results    19
                         Board of Directors ..............................    20

                                                           [PIMCO ADVISORS LOGO]

MUNICIPAL ADVANTAGE FUND INC. LETTER TO SHAREHOLDERS


                                                                December 3, 2004



Dear Shareholder:

I am pleased to provide you with the annual report of Municipal Advantage Fund Inc. (the "Fund") for the year ended October 31, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund Management LLC, the Fund's investment manager and OpCap Advisors LLC, the Fund's investment adviser, I thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER


                           | 10.31.04 | Municipal Advantage Fund Annual Report 1

MUNICIPAL ADVANTAGE FUND INC. PERFORMANCE AND STATISTICS
October 31, 2004 (unaudited)

SYMBOL:                      PRIMARY INVESTMENTS:           INCEPTION DATE:
MAF                          Municipal fixed-income         April 30, 1993
                             securities, the interest
OBJECTIVE:                   from which is exempt from      NET ASSETS(1):
Seek a high level of         federal income tax.            $164.6 million
current income exempt
from federal income tax.                                    PORTFOLIO MANAGER:
                                                            Matthew Greenwald


TOTAL RETURN (2):                            MARKET PRICE                NAV
--------------------------------------------------------------------------------
6 months                                     5.76%                       6.96%
1 year                                       4.41%                       7.22%
3 years                                      7.23%                       6.65%
5 years                                      9.15%                       8.73%
10 years                                     9.90%                       8.45%


COMMON SHARE PRICE PERFORMANCE:         MARKET PRICE/NET ASSET VALUE:
Commencement of Operations (4/30/93)    ----------------------------------------
  to 10/31/04                           Market Price                     $13.29
                                        ----------------------------------------
o at Market Price                       Net Asset Value                  $15.10
                                        Discount to Net Asset Value      11.99%
o at NAV                                ----------------------------------------
                                        Market Price Yield (3)            5.42%
                                        ----------------------------------------

         [The data below represent a line chart in the printed report.]

                  at Market          at Market          at Market          at Market           at Market
            NAV     Price      NAV     Price      NAV     Price      NAV     Price       NAV     Price
           -----  ---------   -----  ---------   -----  ---------   -----  ---------    -----  ---------
4/30/93    14.04   15         12.95   11.25      14.83   13.25      13.52    11.5       14.81      13.44
           14.09   15         13.17   11.25      14.91   13.625     13.4     11.312     14.79      13.53
           14.08   15         13.46   11.375     14.94   13.687     13.31    11.437     14.84      13.73
           13.98   15         13.52   11.375     14.97   13.812     13.18    11.437     14.81      13.48
           14.1    15         13.59   11.25      15.18   13.812     12.86    11.312     14.81      13.45
           14.11   15         13.31   11.375     15.12   13.875     12.73    11.125     14.9       13.55
           14.17   15         13.44   11.25      14.99   13.75      12.7     11.062     15.11      13.75
           14.22   15         13.6    11.375     15.05   13.625     12.83    10.875     15.13      13.85
           14.33   15         13.78   11.5       15.02   13.75      13.1     11.312     15.28      13.81
           14.23   15         13.73   11.625     15.04   13.75      13.23    11.187     15.3       13.82
           14.26   15         13.72   11.5       15.04   13.812     13.36    11.25      15.35      13.97
           14.21   14.75      13.89   11.625     14.95   13.687     13.33    11.062     15.31      13.97
           13.96   14.75      13.8    11.75      14.83   13.562     13.39    11.125     15.16      13.7
           14.06   14.375     13.91   11.625     14.88   13.937     13.5     11.562     14.64      12.95
           14.16   14.25      13.92   11.75      14.94   13.625     13.54    11.687     14.57      12.7
           14.36   14.625     14.19   12.125     14.92   13.437     13.51    11.562     14.81      13.15
           14.52   14.5       14.3    12         15.06   13.5       13.57    11.5       14.98      13.15
           14.57   14.5       14.1    11.875     14.88   13.5       13.65    11.5       14.76      13.1
           14.73   14.75      14.19   11.875     14.77   13.312     13.73    11.687     14.67      12.98
           14.91   14.5       14.33   11.875     14.75   13.187     13.72    11.75      14.64      13.09
           14.76   14.25      14.24   12         14.8    13.125     13.81    11.687     14.8       13.14
           14.73   14.125     14.15   12         14.84   13.062     13.83    11.75      14.81      13.09
           14.74   14.5       14.29   12.125     14.92   13.187     13.85    11.875     14.91      13.09
           14.81   14.375     14.23   12.25      15.01   13.25      13.71    11.875     15         13.23
           14.98   14.375     14.29   12.375     15.01   13.437     13.62    11.75      15.09      13.3
           14.84   14.25      14.42   12.5       15.04   13.625     13.6     11.687     15         13.25
           14.75   14.125     14.29   12.25      14.98   13.625     13.59    11.437     14.88      13.06
           14.38   14.125     14.13   12.125     14.97   13.5       13.62    11.375     14.83      12.96
           14.4    14         14.1    12         14.99   13.562     13.71    11.312     14.89      13.05
           14.29   13.875     13.65   11.5       15.04   13.687     13.75    11.375     14.88      13.24
           14.37   13.625     13.31   11.375     14.91   13.562     13.73    11.437     14.94      13.44
           14.46   14         13.58   11.625     14.96   13.625     13.7     11.437     14.92      13.47
           14.63   14.125     13.6    11.5       14.96   13.687     13.69    11.375     14.99      13.38
           14.53   13.5       13.55   11.625     15.02   13.562     13.75    11.312     15.19      13.47
           14.63   13.875     13.42   11.25      15.07   13.5       13.85    11.375     15.3       13.55
           14.64   13.875     13.52   11.375     15.17   13.687     14.08    11.437     15.22      13.59
           14.67   13.875     13.53   11.375     15.26   13.625     14.24    11.5       14.78      13.51
           14.61   14.125     13.19   11.125     15.19   13.437     14.35    11.875     15         13.62
           14.67   14         13.37   11.25      15.25   13.625     14.36    12.125     15.09      13.75
           14.85   13.875     13.53   11.375     15.24   13.562     14.58    12.437     14.99      13.76
           14.72   13.875     13.61   11.375     15.32   13.687     14.54    12.5       14.95      13.57
           14.55   13.875     13.36   11.375     15.54   14.187     14.53    12.562     15.04      13.7
           14.35   13.625     13.2    11.25      15.28   14.062     14.35    12.562     15.19      13.7
           14.06   13.375     13.26   11.125     15.36   14.187     14.47    12.75      15.23      13.97
           13.7    13.125     13.28   11.25      15.2    14.125     14.49    12.95      15.39      13.94
           13.53   13.125     13.54   11.5       15.24   14.125     14.38    12.81      15.56      14.18
           13.64   13         13.19   11.125     15.11   14.187     14.35    12.8       15.68      14.17
           13.46   12.75      13.49   11.125     15.12   14.187     14.42    12.89      15.6       14.31
           12.89   12.25      13.57   11.375     15.18   14.187     14.48    12.84      15.67      14.35
           12.8    12         13.63   11.5       15.19   14.375     14.53    12.85      15.79      14.35
           12.74   11.875     13.88   12         15.27   14.375     14.57    12.7       15.41      14.2
           12.88   12         14.02   11.875     15.32   14.25      14.49    12.55      15.29      14.18
           12.83   12         13.86   11.75      15.22   14.375     14.43    12.57      15.27      14.21
           12.65   11.875     13.71   11.75      15.09   14.25      14.27    12.58      15.21      14.11
           12.6    11.875     13.58   11.625     15.16   14.375     14.1     12.4       14.98      13.53
           12.84   11.75      13.54   11.625     15.13   14.437     14.1     12.34      14.82      13.49
           13.04   11.875     13.79   11.625     15.14   14         14.09    12.44      14.42      13.63
           13.27   12.375     13.65   11.5       15.19   14.125     14.21    12.37      14.68      13.51
           13.35   12.25      13.84   11.75      15.3    14         14.16    12.39      14.39      13.42
           13.12   12.125     14.04   12         15.19   14.062     14.21    12.34      14.46      13.41
           12.83   12         13.89   11.875     15.11   13.875     14.22    12.34      14.53      13.16
           12.69   11.875     13.85   12         15.16   13.937     14.25    12.39      14.63      13.41
           12.69   11.75      13.77   11.875     15.11   13.875     14.29    12.33      14.8       13.5
           12.84   11.625     13.96   11.75      15.06   13.937     14.4     12.38      14.91      13.68
           12.89   11.25      14.07   11.875     15.1    13.875     14.36    12.45      15         13.53
           13.1    11.5       14.04   12         15.09   13.625     14.38    12.53      14.93      13.55
           12.95   11.375     14.11   12.125     15.04   13.625     14.34    12.7       14.77      13.6
           12.72   11.125     14.26   12.125     15.01   13.75      14.34    12.78      14.71      13.4
           12.89   11.125     14.08   12         15.09   13.75      14.33    12.67      14.91      13.5
           12.97   11         13.97   11.875     15.01   13.375     14.48    12.63      14.93      13.57
           13.08   11.125     13.99   11.625     14.99   13.5       14.55    12.72      14.88      13.7
           12.77   11         14.08   11.75      14.96   13.25      14.62    12.77      15.04      13.68
           12.61   10.625     13.98   11.875     14.88   13.312     14.71    12.97      15.14      13.74
           12.49   10.125     13.84   11.875     14.71   13.187     14.77    12.97      15.13      13.89
           12.44   10.25      13.82   11.875     14.75   13.187     14.81    13         15.09      13.93
           12.22   10.375     13.81   12         14.71   13.062     14.89    13.09      15.06      13.83
           12.38   10.375     13.93   11.875     14.64   13         14.87    13.08      15.26      13.89
           12.16   10         14.09   12.125     14.39   12.562     14.6     12.55      15.2       13.88
           11.79   9.875      14.2    12         14.41   12.625     14.66    12.75      15.12      14.04
           11.32   9.5        14.14   12.125     14.25   12.5       14.85    13.26      15.38      14.08
           10.95   9          14.04   12.125     14.32   12.75      14.71    12.94      15.39      14.24
           10.8    9.625      14      12.25      14.33   12.75      14.74    13         15.28      14.43
           11.02   10.125     13.87   12.125     14.37   12.75      14.82    13.05      15.11      14.22
           11.54   10.25      13.82   12.25      14.33   12.75      14.98    13.2       15.26      14.4
           11.52   10.125     13.68   12.25      14.21   12.875     14.67    13.2       15.35      14.54
           11.76   10         13.64   12.125     13.98   12.687     14.55    12.98      15.37      14.51
           11.7    9.875      13.55   11.875     13.7    12.187     14.54    13.01      15.46      14.52
           11.79   9.875      13.65   11.875     13.69   12.375     14.27    12.84      15.57      14.69
           11.86   10.5       13.64   12.125     13.84   12.375     14.18    12.61      15.61      14.71
           12.07   10.375     13.86   12.25      13.76   12.437     14.19    12.95      15.52      14.61
           12.06   10.375     13.94   12.25      13.78   12.125     14.22    12.96      15.3       14.48
           12.25   10.875     13.97   12.25      13.66   12         14.3     13.04      14.88      14.19
           12.66   11.375     14      12.25      13.66   11.75      14.5     13         14.93      13.55
           12.71   11.25      14.05   12.25      13.52   11.875     14.56    13.18      14.76      13.31
           12.8    11         14.19   12.375     13.47   11.937     14.44    13.12      14.63      13.07
           12.95   11.25      14.31   12.625     13.22   11.562     14.5     13.23      14.49      12.94
           12.95   11.375     14.34   12.625     13.09   11.375     14.57    13.31      14.25      12.47
           12.9    11.375     14.22   12.625     13.18   11.75      14.53    13.31      14.05      12.39
           13.1    11.125     14.51   13.25      13.41   11.937     14.64    13.12      14.13      12.28
           13.09   11.25      14.55   13.25      13.39   12         14.63    13.25      14.36      12.65
           13.12   11.25      14.67   13.062     13.38   12.25      14.37    13         14.25      12.53
           13.29   11.375     14.64   13.125     13.34   12.062     14.21    12.82      14.14      12.26
           13.31   11.375     14.45   13.187     13.3    11.812     14.14    12.63      14.2       12.16
           13.31   11.25      14.39   13.062     13.31   11.875     14.14    12.72      14.31      12.38
           12.99   11.125     14.34   12.875     13.07   11.687     14.26    12.66      14.52      12.54
           13.24   11.125     14.4    13         12.99   11.437     14.31    12.65      14.64      12.62
           13.3    11.5       14.43   13.25      13.02   11.562     14.29    12.66      14.64      12.67
           13.42   11.375     14.42   13.25      12.95   11.687     14.39    12.72      14.62      12.61
           13.59   11.5       14.55   13.062     12.84   11.75      14.4     12.76      14.6       12.68
           13.82   11.875     14.56   13.437     12.77   11.687     14.43    12.86      14.92      13
           13.54   11.625     14.63   13.5       12.78   11.875     14.33    13         14.87      12.97
           13.31   11.625     14.47   13.187     12.87   12         14.22    12.89      14.91      13
           13.58   11.625     14.37   13.375     12.84   11.937     14.37    12.79      14.9       13.09
           13.21   11.5       14.47   13.312     12.9    11.75      14.46    12.96      14.88      13.17
           13.53   11.625     14.64   13.187     13.01   11.375     14.48    13.09      14.94      13.22
           13.59   11.75      14.57   13.187     13.08   11.25      14.55    13.12      15.01      13.2
           13.13   11.75      14.56   13         13.15   11.062     14.58    13.18      15.16      13.27
           13.21   11.125     14.64   13.25      13.22   11.062     14.57    13.24      14.96      13.1
           13.13   11.375     14.67   13.25      13.43   11.125     14.59    13.3       15.02      13.24
           12.94   11.375     14.76   13.312     13.43   11.187     14.68    13.39      15.03      13.24
                                                                    14.73    13.35      15.13      13.29

10/31/04   15.1    13.29

         [The data below represent a pie chart in the printed report.]

                                Moody's Ratings
                         (as a % of total investments)

                                Aaa       66.2%
                                Aa        15.4%
                                A          8.5%
                                Baa        5.0%
                                NR         4.9%



(1)  Inclusive of net assets attributable to Preferred Stock outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return. Total return for a period less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at October 31, 2004.

2 Municipal Advantage Fund Annual Report | 10.31.04 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2004

----------------------------------------------------------------------------------------------------
    Principal
     Amount                                                           Credit Rating
      (000)                                                          (Moody's/S&P)*         Value
----------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS--99.0%
----------------------------------------------------------------------------------------------------
           CALIFORNIA--11.4%
 $1,000    Foothill/Eastern Corridor Agcy., Toll Rd. Rev.,
               5.75%, 1/15/40                                            Baa3/BBB-     $  1,011,070
  5,000    Golden State Tobacco Securitization Corp. Rev.,
               5.00%, 6/1/38 (AMBAC)                                      Aaa/AAA         5,094,150
  1,000    Los Angeles Unified School Dist. GO,
               5.75%, 7/1/16 (MBIA)                                       Aaa/AAA         1,195,980
  1,400    Sacramento Muni. Utility Electric Dist. Rev.,
               5.75%, 7/1/18, Ser. K (AMBAC)                              Aaa/AAA         1,670,732
  1,000    State Dept. Water Res. Rev.,
               5.50%, 5/1/16, Ser. A (AMBAC)                              Aaa/AAA         1,140,850
  7,000        State GO., 5.125%, 11/1/24                                  A3/A           7,357,000
  1,000    State Health Facs. Financing Auth. Rev.,
               5.00%, 3/1/33                                               NR/A           1,001,280
                                                                                       ------------
                                                                                         18,471,062
                                                                                       ============
           COLORADO--1.0%
  1,500    Denver Convention Center, Auth. Rev.,
               5.00%, 12/1/21, Ser. A (XLCA)                              Aaa/AAA         1,586,355
                                                                                       ============
           DISTRICT OF COLUMBIA--1.4%
           State GO,
    955        5.25%, 6/1/27, Ser. A, (MBIA)                              Aaa/AAA         1,000,315
    145        5.25%, 6/1/27, Ser. A, (MBIA)
               (Pre-refunded @101, 6/1/08) (a)                            Aaa/AAA           160,934
  1,000    World Wildlife Fund, 6.00%, 7/1/18, Ser. A (AMBAC)             Aaa/AAA         1,150,240
                                                                                       ------------
                                                                                          2,311,489
                                                                                       ============
           FLORIDA--4.2%
  1,355    Highlands Cnty., Health Facs. Auth. Rev.,
               5.375%, 11/15/35                                            A2/A           1,400,542
  1,000    Jacksonville Port Auth. Airport. Rev.,
               6.25%, 10/1/24, Ser. A (FGIC) (b)                          Aaa/AAA         1,053,780
  4,275    Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.,
               5.00%, 7/1/29 (FGIC)                                       Aaa/AAA         4,423,898
                                                                                       ------------
                                                                                          6,878,220
                                                                                       ------------
           GEORGIA--8.0%
  1,000    Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A                  A3/NR          1,094,270
  7,550    Atlanta Water & Wastewater Rev.,
               5.00%, 11/1/37-11/1/43 (FSA)                               Aaa/AAA         7,685,710
  2,000    Chatham Cnty. Hospital Auth. Rev., 5.75%, 1/1/29                A3/A-          2,112,140
  1,750    Cherokee Cnty. Water & Sewer Auth. Rev.,
               5.50%, 8/1/23 (MBIA)                                       Aaa/AAA         2,028,215
                                                                                       ------------
                                                                                         12,920,335
                                                                                       ============

                           | 10.31.04 | Municipal Advantage Fund Annual Report 3

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2004 (continued)

----------------------------------------------------------------------------------------------------
    Principal
     Amount                                                           Credit Rating
      (000)                                                          (Moody's/S&P)*         Value
----------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------
           HAWAII--2.7%
$1,000     State Airport Syst. Rev., 5.75%, 7/1/21, Ser. A (FGIC)         Aaa/AAA      $  1,129,620
 3,000     State Dept. of Budget & Finance,
               5.75%, 12/1/18, Ser. B (AMBAC) (b)                         Aaa/AAA         3,310,320
                                                                                       ------------
                                                                                          4,439,940
                                                                                       ============
           ILLINOIS--13.5%
 6,535     Chicago GO, 5.00%, 1/1/43 (AMBAC)                              Aaa/AAA         6,620,935
 1,145     Chicago O'Hare Intl. Airport Rev.,
               5.50%, 1/1/15 (AMBAC)                                      Aaa/AAA         1,280,316
 1,800     Chicago School Board of Education Reform GO,
               5.25%, 12/1/21, Ser. A (FGIC)                              Aaa/AAA         2,054,862
 1,000     Chicago Wastewater Transmission Rev., 6.00%,
               1/1/17 (MBIA) (Pre-refunded @ 101, 1/1/10) (a)             Aaa/AAA         1,161,180
 1,000     Chicago Water Rev., 5.25%, 11/1/17 (FGIC)                      Aaa/AAA         1,097,710
 1,000     Health Facs. Auth. Rev., Centegra Health Syst.,
               5.25%, 9/1/24                                               NR/A-            984,550
 1,000     Madison & St. Clair Cnty. School Dist., GO,
               5.50%, 2/1/16 (FGIC)                                       Aaa/AAA         1,113,210
 1,100     McHenry & Lake Cntys., Cmnty. High School Dist., GO,
               5.125%, 1/1/19 (FGIC)                                      Aaa/NR          1,193,060
           Regional Transmission Auth.,
 1,005         5.50%, 6/1/16, Ser. B (FGIC)                               Aaa/AAA         1,174,202
 2,000         6.00%, 6/1/23 (FGIC)                                       Aaa/AAA         2,449,500
 1,500     State Sales Tax Rev., 5.375%, 6/15/16                          Aa3/AAA         1,666,890
 1,000     State Toll Highway Auth. Rev., 5.50%, 1/1/15, Ser. A (FSA)     Aaa/AAA         1,156,890
                                                                                       ------------
                                                                                         21,953,305
                                                                                       ============
           INDIANA--0.7%
 1,000     Indianapolis Local Public Impt. Board, 5.00%, 2/1/17, Ser. A   Aaa/AAA         1,079,170
                                                                                       ============
           KENTUCKY--1.4%
 2,125     Louisville & Jefferson Cnty. Regional Airport
               Auth. Syst. Rev., 5.375%, 7/1/23, Ser. A (FSA) (b)         Aaa/AAA         2,240,005
                                                                                       ============
           LOUISIANA--3.3%
 5,000     New Orleans GO, 5.25%, 12/1/29 (AMBAC)                         Aaa/AAA         5,317,900
                                                                                       ============
           MASSACHUSETTS--1.7%
 1,500     State GO, 5.50%, 11/1/20, Ser. C
               (Pre-refunded @ 100, 11/1/12) (a)                          Aa2/AA-         1,713,165
           State Health & Educational Facs. Auth. Rev.,
 1,000         5.125%, 7/1/19, Ser. B                                     Aa3/AA-         1,050,090
    90     State Water Pollution Abatement Trust,
               6.375%, 2/1/15, Ser.A.                                     Aaa/AA+            92,122
                                                                                       ------------
                                                                                          2,855,377
                                                                                       ============

4 Municipal Advantage Fund Annual Report | 10.31.04 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2004 (continued)

----------------------------------------------------------------------------------------------------
    Principal
     Amount                                                           Credit Rating
      (000)                                                          (Moody's/S&P)*         Value
----------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------
           MICHIGAN--3.6%
 $1,065    Bloomingdale Public School Dist., No. 16, GO,
               5.50%, 5/1/19                                              Aa1/AA+      $  1,198,434
  2,000    Grand Valley Univ. Rev., 5.50%, 2/1/18 (FGIC)                  Aaa/AAA         2,322,660
  1,075    Lincoln School Dist., GO, 5.50%, 5/1/19                        Aa1/AA+         1,209,687
  1,000    State Strategic Pollution Control Rev., 6.20%, 9/1/20         Baa1/BBB-        1,053,600
                                                                                       ------------
                                                                                          5,784,381
                                                                                       ============
           NEVADA--1.2%
  1,100    Clark Cnty. Park & Regional Justice Center, 5.50%, 11/1/17     Aa2/AA          1,226,929
           Housing Division Rev.,
     85        5.65%, 4/1/22, Ser. A (b)                                   NR/AA             88,216
    195        5.95%, 4/1/22 (b)                                          Aa2/AA            207,232
    175        6.125%, 4/1/22, Ser. B-2 (FHA) (b)                         Aa2/AA            184,462
    175        6.20%, 4/1/17, Ser. B-1 (AMBAC)                            Aaa/AAA           176,225
                                                                                       ------------
                                                                                          1,883,064
                                                                                       ============
           NEW HAMPSHIRE--0.7%
  1,000    Higher Educational & Health Facs. Auth. Rev.,
               6.125%, 10/1/13                                            Baa1/NR         1,013,320
           State Housing Finance Auth.,
    100        6.50%, 7/1/14, Ser. D (b)                                  Aa2/NR            101,180
     70        6.90%, 7/1/19, Ser. C (b)                                  Aa2/NR             70,538
                                                                                       ------------
                                                                                          1,185,038
                                                                                       ============
           NEW JERSEY--5.0%
  1,000    Economic Dev. Auth. Heating & Cooling Rev.,
               6.20%, 12/1/07, Ser. B (b)                                 NR/BBB-         1,022,240
  5,700    State Turnpike Auth. Rev., 5.60%, 1/1/22, Ser. A (MBIA)        Aaa/AAA         6,309,843
    750    Tobacco Settlement Financing Corp. Rev., 6.75%, 6/1/39        Baa3/BBB           734,228
                                                                                       ------------
                                                                                          8,066,311
                                                                                       ============
           NEW MEXICO--5.0%
  8,035    Albuquerque Lodger Tax Rev., 5.00%, 7/1/37, Ser. A (FSA)       Aaa/AAA         8,188,790
                                                                                       ============
           NEW YORK--3.6%
  1,750    State GO, 5.25%-5.50%, 9/15/19-9/15/33, Ser. C                  A2/A           1,882,008
  1,000    State Mortgage Agcy. Rev., 5.80%, 10/1/12 (b)                  Aa1/NR          1,033,140
  2,825    Triborough Bridge & Tunnel Auth. Revs.,
               5.125%, 11/15/29, Ser. B.                                  Aa3/AA-         2,929,497
                                                                                       ------------
                                                                                          5,844,645
                                                                                       ============
           NORTH DAKOTA--0.6%
           State Housing Finance Agcy. Rev.,
    683        5.50%, 7/1/18, Ser. C (b)                                  Aa2/NR            689,598
    295        5.85%, 7/1/10, Ser. A (b)                                  Aa2/NR            304,422
                                                                                       ------------
                                                                                            994,020
                                                                                       ============

                           | 10.31.04 | Municipal Advantage Fund Annual Report 5

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2004 (continued)

----------------------------------------------------------------------------------------------------
    Principal
     Amount                                                           Credit Rating
      (000)                                                          (Moody's/S&P)*         Value
----------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------
           OHIO--5.8%
 $1,155    Akron Sewer System Rev., 5.25%, 12/1/18 (MBIA)                 Aaa/NR       $  1,285,550
  3,085    Cuyahoga Cnty., GO, 5.60%, 5/15/13 (MBIA)                      Aaa/AAA         3,584,554
  2,250    Hamilton Cnty. Sales Tax, 5.25%, 12/1/32, Ser. B
               (AMBAC)                                                    Aaa/NR          2,369,340
  1,000    Hamilton Cnty. Sewer System Rev.,
               5.75%, 12/1/25, Ser. A (MBIA)                              Aaa/AAA         1,121,410
    885    Summit Cnty., GO, 6.25%, 12/1/15 (FGIC)
               (Pre-refunded @ 101, 12/1/10) (a)                          Aaa/AAA         1,054,389
                                                                                       ------------
                                                                                          9,415,243
                                                                                       ============
           PENNSYLVANIA--2.1%
  2,000    Allegheny Cnty. Hospital Dev. Auth.,
               6.00%, 7/1/23, Ser. B (MBIA)                               Aaa/AAA         2,415,920
    845    South Wayne Cnty. Water & Sewer,
               5.95%, 10/15/13 (AMBAC) (b)                                Aaa/AAA           982,777
                                                                                       ------------
                                                                                          3,398,697
                                                                                       ============
           SOUTH CAROLINA--0.7%
 1,000     State Public Service Auth. Rev.,
               5.75%, 1/1/15, Ser. A (MBIA)                               Aaa/AAA         1,132,170
                                                                                       ============
           SOUTH DAKOTA--0.7%
   920     Heartland Consumers Power. Dist. Rev., 7.00%, 1/1/16           Aaa/AAA         1,086,391
                                                                                       ============
           TENNESSEE--1.0%
   555     Housing Dev. Agcy., 6.375%, 7/1/22 (b)                         Aa2/AA            560,439
   960     Memphis-Shelby Cnty. Airport Auth. Rev.,
               6.25%, 3/1/15, Ser. D (AMBAC) (b)                          Aaa/AAA         1,083,062
                                                                                       ------------
                                                                                          1,643,501
                                                                                       ============
           TEXAS--13.9%
  1,000    Alliance Airport Auth. Rev., 6.375%, 4/1/21 (b)               Baa2/BBB         1,049,540
  1,000    Corpus Christi, GO, 5.00%, 3/1/21 (FSA)                        Aaa/AAA         1,048,600
  5,000    Dallas GO, 4.50%, 2/15/22                                      Aa1/AA+         5,043,050
  3,400    Fort Bend Indpt. School Dist., GO, 5.25%, 8/15/18               NR/AAA         3,765,806
  1,000    Houston Univ. Rev., 5.25%, 2/15/17 (MBIA)                      Aaa/AAA         1,099,060
           Houston Water Conveyance System, CP, (AMBAC),
  1,000        6.25%, 12/15/14, Ser. J                                    Aaa/AAA         1,213,710
  1,400        7.50%, 12/15/15, Ser. H                                    Aaa/AAA         1,851,388
  1,500    Port Houston Auth., Harris Cnty., GO, 5.75%, 10/1/17 (b)       Aa1/AA+         1,547,205
  2,000    Richardson Hospital Auth., 6.00%, 12/1/19                     Baa2/BBB         2,146,060
    475    State Veterans Housing Finance Assist, GO,
               5.15%, 6/1/24, Ser. A (b)                                  Aa1/AA            488,794
    500    State Public Finance Auth. Building Rev.,
               5.625%, 8/1/19, Ser. B (FSA)                               Aaa/AAA           557,505
  2,000    Texas Tech Univ. Rev., 5.50%, 8/15/18 (MBIA)                   Aaa/AAA         2,251,320

6 Municipal Advantage Fund Annual Report | 10.31.04 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2004 (continued)

----------------------------------------------------------------------------------------------------
    Principal
     Amount                                                           Credit Rating
      (000)                                                          (Moody's/S&P)*         Value
----------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
----------------------------------------------------------------------------------------------------
           TEXAS--CONTINUED
    400    Water Dev. Board  Rev.,
               5.75%, 7/15/17, Ser. A                                     Aaa/AAA      $    448,532
                                                                                       ------------
                                                                                         22,510,570
                                                                                       ============
           UTAH--0.2%
           State Housing Finance Agcy. (FHA),
     75        6.35%, 7/1/11                                              Aaa/NR             75,012
    190        6.55%, 1/1/22-7/1/26 (b)                                   Aaa/AAA           192,275
                                                                                       ------------
                                                                                            267,287
                                                                                       ============
           VERMONT--0.1%
    120    Housing Finance Agcy., 5.70%, 5/1/12, Ser. 9, (MBIA) (b)       Aaa/AAA           124,931
                                                                                       ------------
           WASHINGTON--4.2%
  1,205    Franklin Cnty. Public Utility Rev., 5.625%, 9/1/15 (MBIA)      Aaa/AAA         1,367,313
  1,500    Port Seattle Rev., 5.625%, 2/1/24, Ser. B (MBIA) (b)           Aaa/AAA         1,626,585
  3,000    State GO, Motor Vehicle Dept., 5.625%, 7/1/25, Ser. B          Aa1/AA          3,307,380
    500    Vancouver GO, 5.25%, 12/1/18 (MBIA)                            Aaa/AAA           572,035
                                                                                       ------------
                                                                                          6,873,313
                                                                                       ============
           WEST VIRGINIA--0.6%
  1,000    Braxton Cnty. Solid Waste Disp. Rev.,
               Weyerhaeuser Co., 6.125%, 4/1/26 (b)                      Baa2/BBB         1,058,200
                                                                                       ============
           WYOMING--0.7%
  1,000    Student Loan Corp. Rev., 6.20%, 6/1/24, Ser. A                  NR/AA          1,080,140
                                                                                       ============

           Total Municipal Bonds (cost-$153,506,638)                                    160,589,850
                                                                                       ============

----------------------------------------------------------------------------------------------------
 OTHER MUNICIPAL BONDS--0.7%
----------------------------------------------------------------------------------------------------
           PUERTO RICO--0.7%
  1,000    Commonwealth Highway & Transportation Auth Rev.,
               5.50%, 7/1/16, Ser. AA (FGIC) (cost-$1,187,978)            Aaa/AAA         1,180,770
                                                                                       ============

----------------------------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES (C)--0.3%
----------------------------------------------------------------------------------------------------
           CALIFORNIA--0.3%
    500    State Housing Finance Agcy. Rev., 1.77%, 11/1/04 (b)
               (cost-$500,000)                                          VMIG1/A-1+          500,000
                                                                                       ============

TOTAL INVESTMENTS (cost-$155,194,616)--100%                                            $162,270,620
                                                                                       ============

                           | 10.31.04 | Municipal Advantage Fund Annual Report 7

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2004 (continued)
--------------------------------------------------------------------------------


NOTES TO SCHEDULE OF INVESTMENTS:

*    Unaudited

(a) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)  Subject to Alternative Minimum Tax

(c) Variable Rate Demand Notes--Instruments whose interest rates change on a specific date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.


================================================================================
GLOSSARY:

AMBAC--insured by American Municipal Bond Assurance Corp.
CP--Certificates of Participation
FGIC--insured by Financial Guaranty Insurance Co.
FHA--insured by Federal Housing Administration
FSA--insured by Financial Security Assurance, Inc.
GO--General Obligation Bonds
MBIA--insured by Municipal Bond Investors Assurance
NR--Not Rated
XLCA--Insured by XL Capital Assurance

8 Municipal Advantage Fund Annual Report | 10.31.04 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004
--------------------------------------------------------------------------------

 ASSETS:
 Investments, at value (cost-$155,194,616)                        $ 162,270,620
----------------------------------------------------------------- -------------
 Cash                                                                    47,670
----------------------------------------------------------------- -------------
 Interest receivable                                                  2,488,357
----------------------------------------------------------------- -------------
 Receivable for investments sold                                        250,820
----------------------------------------------------------------- -------------
 Cash collateral held at broker for futures contracts                   175,500
----------------------------------------------------------------- -------------
 Prepaid Expenses                                                        28,386
----------------------------------------------------------------- -------------
 Total Assets                                                       165,261,353
================================================================= =============

 LIABILITIES:
 Dividends payable to common and preferred shareholders                 468,198
----------------------------------------------------------------- -------------
 Investment management fee payable                                       83,423
----------------------------------------------------------------- -------------
 Payable for variation margin on futures contracts                       68,750
----------------------------------------------------------------- -------------
 Accrued expenses                                                        88,511
----------------------------------------------------------------- -------------
 Total Liabilities                                                      708,882
----------------------------------------------------------------- -------------
 PREFERRED STOCK ($0.001 PAR VALUE; $50,000 NET ASSET
 AND LIQUIDATION VALUE PER SHARE APPLICABLE TO
 1,100 SHARES ISSUED AND OUTSTANDING)                                55,000,000
----------------------------------------------------------------- -------------
 NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $ 109,552,471
================================================================= =============

 COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
 COMMON STOCK:
   Par value ($0.001 per share, applicable to 7,257,093 shares
   issued and outstanding)                                        $       7,257
----------------------------------------------------------------- -------------
   Paid-in-capital in excess of par                                 100,617,944
----------------------------------------------------------------- -------------
 Dividends in excess of net investment income                           (87,588)
----------------------------------------------------------------- -------------
 Accumulated net realized gain                                        1,989,457
----------------------------------------------------------------- -------------
 Net unrealized appreciation of investments and futures contracts     7,025,401
----------------------------------------------------------------- -------------
 NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $ 109,552,471
================================================================= =============
 NET ASSET VALUE PER COMMON SHARE                                 $       15.10
================================================================= =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                           | 10.31.04 | Municipal Advantage Fund Annual Report 9

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF OPERATIONS
Year ended October 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                            $ 7,790,636
================================================================= =============

EXPENSES:
Investment management fees                                              979,530
----------------------------------------------------------------- -------------
Auction agent fees and commissions                                      145,558
----------------------------------------------------------------- -------------
Audit and tax service fees                                               57,189
----------------------------------------------------------------- -------------
Custodian fees                                                           51,955
----------------------------------------------------------------- -------------
Shareholder reports                                                      39,461
----------------------------------------------------------------- -------------
Transfer agent fees                                                      37,012
----------------------------------------------------------------- -------------
Directors' fees and expenses                                             35,554
----------------------------------------------------------------- -------------
Legal fees                                                               29,454
----------------------------------------------------------------- -------------
Investor relations                                                        6,966
----------------------------------------------------------------- -------------
New York Stock Exchange listing fees                                      6,520
----------------------------------------------------------------- -------------
Insurance Expense                                                         5,666
----------------------------------------------------------------- -------------
Miscellaneous                                                            15,235
----------------------------------------------------------------- -------------
Total expenses                                                        1,410,100
----------------------------------------------------------------- -------------
Less: custody credits earned on cash balances                            (1,025)
================================================================= =============
  Net expenses                                                        1,409,075
================================================================= =============

NET INVESTMENT INCOME                                                 6,381,561
================================================================= =============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/(loss) on:
  Investments                                                         2,108,747
----------------------------------------------------------------- -------------
  Futures contracts                                                    (119,290)
----------------------------------------------------------------- -------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                           (54,022)
----------------------------------------------------------------- -------------
  Futures contracts                                                     (50,603)
----------------------------------------------------------------- -------------
Net realized and unrealized gain on investments
  and futures contracts                                               1,884,832
================================================================= =============
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS       8,266,393
================================================================= =============

DIVIDENDS AND DISTRIBUTIONS ON PREFERRED STOCK FROM:
  NET INVESTMENT INCOME                                                (673,264)
================================================================= =============
  NET REALIZED GAINS                                                    (34,642)
================================================================= =============
TOTAL DIVIDENDS AND DISTRIBUTIONS ON PREFERRED STOCK                   (707,906)
================================================================= =============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                                $ 7,558,487
================================================================= =============


10 Municipal Advantage Fund Annual Report | 10.31.04 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF CHANGES IN NET ASSETS
                              APPLICABLE TO COMMON SHAREHOLDERS

--------------------------------------------------------------------------------

                                                                                   Year ended      Year ended
                                                                                  October 31,      October 31,
                                                                                      2004            2003
                                                                                 -------------    -------------
INVESTMENT OPERATIONS:
Net investment income                                                            $   6,381,561    $   6,621,718
------------------------------------------------------------------------------  -------------------------------
Net realized gain on investments and futures contracts                               1,989,457        1,165,925
------------------------------------------------------------------------------  -------------------------------
Net change in unrealized appreciation/depreciation of investments
  and futures contracts                                                               (104,625)         (82,365)
------------------------------------------------------------------------------  -------------------------------
Net increase in net assets resulting from investment operations                      8,266,393        7,705,278
------------------------------------------------------------------------------  -------------------------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED STOCK FROM:
  Net investment income                                                               (673,264)        (604,891)
------------------------------------------------------------------------------  -------------------------------
  Net realized gains                                                                   (34,642)              --
------------------------------------------------------------------------------  -------------------------------
Total dividends and distributions on preferred stock                                  (707,906)        (604,891)
------------------------------------------------------------------------------  -------------------------------
Net increase in net assets applicable to common shareholders resulting
  from investment operations                                                         7,558,487        7,100,387
------------------------------------------------------------------------------  -------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net Investment Income                                                             (5,950,817)      (6,458,814)
------------------------------------------------------------------------------  -------------------------------
  Net realized gains                                                                  (369,894)              --
------------------------------------------------------------------------------  -------------------------------
Total dividends and distributions to common shareholders                            (6,320,711)      (6,458,814)
------------------------------------------------------------------------------  -------------------------------
Total increase in net assets applicable to common shareholders                       1,237,776          641,573
------------------------------------------------------------------------------  -------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                                                  108,314,695      107,673,122
------------------------------------------------------------------------------  -------------------------------
End of year (including dividends in excess of net investment income of $87,588
  and undistributed net investment income of $154,518, respectively)             $ 109,552,471    $ 108,314,695
==============================================================================  ===============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                          | 10.31.04 | Municipal Advantage Fund Annual Report 11

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Municipal Advantage Fund Inc. (the "Fund") was incorporated in the State of Maryland on February 23, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. The Fund invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant  accounting  policies  followed by the
Fund:

(A)  VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/significant event occurs that impacts the value of the security, may be fair valued pursuant to guidelines established by the Board of Directors. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The value of the Fund's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day it's open.

(B)  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts and premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(C)  FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

(D)  DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from

12 Municipal Advantage Fund Annual Report | 10.31.04 |

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(E)  FUTURES CONTRACTS (continued)

or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Fund invests in futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. The use of futures involves the risk of imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

(F)  CUSTODY CREDITS EARNED ON CASH BALANCES

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2.   INVESTMENT MANAGER AND INVESTMENT ADVISER

The Fund has an Investment Management Agreement with PA Fund Management LLC, (the "Investment Manager"). Subject to the Fund's Board of Directors, the Investment Manager is responsible for managing the Fund's investment program, including advising and consulting with OpCap Advisors LLC (the "Investment Adviser") regarding the Fund's overall investment strategy. The Investment Manager also provides services necessary to carry on the Fund's general administrative and corporate governance affairs. The Investment Manager and Investment Adviser are indirect wholly-owned subsidiaries of Allianz Dresdner Asset Management of America L.P. ("ADAM"). Effective October 25, 2004, ADAM changed its name to Allianz Global Investors of America L.P. ("AGI"). AGI is an indirect-majority-owned subsidiary of Allianz AG. The Investment Manager, for its services, receives a monthly fee at an annual rate of 0.60% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred stock that may be outstanding. The Investment Adviser receives from the Investment Manager (not the Fund) a monthly fee at an annual rate of 0.36% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred stock that may be outstanding. The Investment Manager informed the Fund that it paid the Investment Adviser $587,718 for the year ended October 31, 2004.

3.   INVESTMENTS IN SECURITIES

For  the  year  ended  October  31,  2004,  aggregate  purchases  and  sales  of
investments,   other  than  short-term   securities,   were   $131,949,531   and
$133,754,705,  respectively.

(a) Futures  contracts  outstanding at October 31, 2004:

                             Notional
                               Value            Expiration          Unrealized
        Type                   (000)               Date            Depreciation
--------------------      --------------      --------------      --------------
Short: U.S. Treasury
    20 Year Bond              $(100)             12/20/04             $50,603


4.   INCOME TAX INFORMATION

The tax character of dividends paid was:

                                                YEAR ENDED         YEAR ENDED
                                             OCTOBER 31, 2004   OCTOBER 31, 2003
                                             ----------------   ----------------
                    Ordinary Income             $    6,705         $   12,483
                    Tax Exempt Income            6,617,371          7,051,222
                    Long-Term Capital Gain         404,541                 --

At October 31, 2004, the tax character of distributable earnings of $1,938,854 was composed entirely of long-term capital gains. There were no distributable earnings from ordinary income or tax-exempt income.

                          | 10.31.04 | Municipal Advantage Fund Annual Report 13

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2004
--------------------------------------------------------------------------------

The cost basis of portfolio securities for federal income tax purposes is $155,194,616. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $7,183,410; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $107,406; net unrealized appreciation for federal income tax purposes is $7,076,004.

5.   CAPITAL

There are 100 million shares of $0.001 par value common stock authorized.

For the years ended October 31, 2004 and October 31, 2003, there were no transactions in shares of common stock.

6.   AUCTION RATE PREFERRED STOCK

The Fund has issued 1,100 shares of Preferred Stock with a net asset and liquidation value of $50,000 per share plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. The annualized dividend rate ranged from 0.849% to 2.15% during the year ended October 31, 2004 and was 1.65% at October 31, 2004.

The Fund is subject to certain limitations and restrictions while Preferred Stock is outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Stock at its liquidation value.

The Preferred Stock, which is entitled to one vote per share, generally votes with the common stock but votes separately as a class to elect two Directors and on any matters affecting the rights of the Preferred Stock.

7.   SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On November 1, 2004, a dividend of $0.060 per share was declared to common shareholders payable December 1, 2004 to shareholders of record on November 12, 2004.

On December 1, 2004, a dividend of $0.060 per share was declared to common shareholders payable December 31, 2004 to shareholders of record on December 17, 2004.

8.   LEGAL PROCEEDINGS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end Funds") advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the investment manager and its admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with AGI and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG") on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal

14 Municipal Advantage Fund Annual Report | 10.31.04 |

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2004
--------------------------------------------------------------------------------


8.   LEGAL PROCEEDINGS (continued)

securities laws as a result of, among other things, their failure to disclose to the board of directors and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and these affiliates agreed to jointly pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission's order. The settlement agreement resolves matters described in the complaint filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission`s order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Investment Adviser and certain of its affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Investment Adviser, AGI, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the Investment Adviser and/or their affiliates, the boards of directors of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Investment Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Investment Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Investment Adviser's ability to perform its respective investment advisory services relating to the Fund.

9.   CORPORATE CHANGES

On July 29, 2004, Stephen Treadway resigned as the Fund's Chairman. On September 14, 2004, David C. Flattum was appointed to the Board of Directors. On December 14, 2004, the Board of Directors elected Robert E. Connor as Chairman and Thomas
J. Fuccillo as Secretary.

                          | 10.31.04 | Municipal Advantage Fund Annual Report 15

MUNICIPAL ADVANTAGE FUND INC. FINANCIAL HIGHLIGHTS
FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH YEAR:
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31:                      2004            2003            2002            2001            2000
                                         ----------      ----------      ----------      ----------      ----------
Net asset value,
beginning of year                           $14.93          $14.84          $14.82          $13.75          $13.18
--------------------------               ----------      ----------      ----------      ----------      ----------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income                         0.88            0.91            0.99            1.03            1.05
--------------------------               ----------      ----------      ----------      ----------      ----------
Net realized and unrealized
gain (loss) on investments and
futures contracts                             0.26            0.15           (0.03)           1.04            0.60
--------------------------               ----------      ----------      ----------      ----------      ----------
Total from investment
operations                                    1.14            1.06            0.96            2.07            1.65
--------------------------               ----------      ----------      ----------      ----------      ----------
DIVIDENDS AND DISTRIBUTIONS
ON PREFERRED STOCK FROM:
Net investment income                        (0.10)          (0.08)          (0.11)          (0.26)          (0.32)
--------------------------               ----------      ----------      ----------      ----------      ----------
Net realized gains                           (0.00)+          --               --               --               --
--------------------------               ----------      ----------      ----------      ----------      ----------
Total dividends and distributions
to preferred shareholders                    (0.10)          (0.08)          (0.11)          (0.26)          (0.32)
--------------------------               ----------      ----------      ----------      ----------      ----------
Net increase in net assets
applicable to common
shares resulting from
investment operations                         1.04            0.98            0.85            1.81            1.33
--------------------------               ----------      ----------      ----------      ----------      ----------
DIVIDENDS AND DISTRIBUTIONS
TO COMMON SHAREHOLDERS FROM:
Net investment income                        (0.82)          (0.89)          (0.83)          (0.74)          (0.76)
--------------------------               ----------      ----------      ----------      ----------      ----------
Net realized gains                           (0.05)           --               --               --               --
--------------------------               ----------      ----------      ----------      ----------      ----------
Total dividends and distributions
to common shareholders                       (0.87)          (0.89)          (0.83)          (0.74)          (0.76)
--------------------------               ----------      ----------      ----------      ----------      ----------
Net asset value, end of year                $15.10          $14.93          $14.84          $14.82          $13.75
--------------------------               ----------      ----------      ----------      ----------      ----------
Market price, end of year                   $13.29          $13.57          $13.04          $13.05         $11.375
--------------------------               ----------      ----------      ----------      ----------      ----------
TOTAL INVESTMENT RETURN (1)                    4.4%           11.0%            6.4%           20.4%            3.4%
--------------------------               ----------      ----------      ----------      ----------      ----------
RATIOS/SUPPLEMENTAL DATA
Net assets applicable to
common shareholders,
end of year (000's)                       $109,552        $108,315        $107,673        $107,534         $99,778
--------------------------               ----------      ----------      ----------      ----------      ----------
Ratio of expenses to
average net assets (2)(3)                     1.30%           1.35%           1.38%           1.34%           1.44%
--------------------------               ----------      ----------      ----------      ----------      ----------
Ratio of net investment income
to average net assets (2)                     5.89%           6.09%           6.83%           7.17%           7.89%
--------------------------               ----------      ----------      ----------      ----------      ----------
Asset coverage per share
of preferred stock                        $149,534        $148,442        $147,846        $147,707        $140,473
--------------------------               ----------      ----------      ----------      ----------      ----------
Portfolio turnover                              82%             23%             37%             25%             27%
--------------------------               ----------      ----------      ----------      ----------      ----------

+ Less than $0.005 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the year and a sale at the current market price on the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(f) in Notes to Financial Statements)

16 Municipal Advantage Fund Annual Report | 10.31.04
                                | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MUNICIPAL ADVANTAGE FUND INC. REPORT OF INDEPENDENT REGISTERED PUBLIC
                              ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF MUNICIPAL ADVANTAGE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of Municipal Advantage Fund Inc. (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets applicable to common shareholders for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
December 13, 2004

                          | 10.31.04 | Municipal Advantage Fund Annual Report 17

MUNICIPAL ADVANTAGE FUND INC. TAX INFORMATION, DIVIDEND REINVESTMENT AND
                              CASH PURCHASE PLAN, PROXY VOTING POLICIES
                              AND PROCEDURES, OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION:

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year end (October 31, 2004) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Accordingly, the Fund is advising that substantially all dividends paid from net investment income during the tax year ended October 31, 2004 were federally exempt interest dividends, although the Fund did invest in securities which paid interest subject to the federal alternative minimum tax during the tax year. The percentage of dividends paid from net investment income subject to such tax was 27.0%. Additionally, the Fund invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, .10% of the Fund's dividends paid during the fiscal year are taxable. Per share dividends for the tax year ended October 31, were:

   DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME           $0.82
   DIVIDENDS ON PREFERRED STOCK FROM NET INVESTMENT INCOME             $612.058

   DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM NET REALIZED GAINS        $0.05097
   DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET REALIZED GAINS    $31.49273

Since the Fund's tax year is not the calendar year, another notification will be sent with respect to calendar year 2004. In January 2005, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends received in calendar 2004. The amount that will be reported, will be the amount to be used on your 2004 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended October 31, 2004. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the income received from the Fund. An allocation of interest income by state will also be provided which may be of value in reducing a shareholder's state or local tax liability, if any.


================================================================================
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN:

The Fund has a Dividend Reinvestment and Cash Purchase Plan (the "Plan") in which all dividends and distributions paid to Common Stockholders are automatically reinvested in additional shares of the Fund (unless a shareholder elects to receive cash). PFPC Inc. ( the "Plan Agent") serves as agent for the holders of Common Stock in administering the Plan. Subsequent to the Fund paying a dividend and/or distribution, the Plan Agent, as agent for the participants, receives cash and uses it to purchase Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund does not issue any new shares of Common Stock in connection with the Plan. The Plan Agent's fees for the provision of services in connection with the reinvestment of dividends and distributions is paid by the Fund. Each participant also pays a pro rata share of the brokerage commission incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment. The receipt of dividends and distributions under the Plan does not relieve participants of any income tax which may be payable on such dividends or distributions. Participation in the Plan may be terminated at any time by written notice to the Plan Agent. Participants also have an option to make additional cash payments to the Plan Agent for the purchase of Common Stock with a minimum investment of $250. All correspondence concerning the Plan including requests for additional information or requests to be included or excluded from the Plan should be addressed to the applicable bank, broker-dealer or other nominee or in the case of shareholders whose shares are registered in their own name to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027 or by calling 1-800-331-1710.

================================================================================
PROXY VOTING POLICIES AND PROCEDURES:

A description of policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 331-1710; (ii) on the Fund's website at www.pimcoadvisors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov. The Fund did not vote any proxies relating to portfolio securities during the twelve months ended June 30, 2004.

================================================================================
OTHER INFORMATION:

Since October 31, 2003, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the person primarily responsible for the day-to-day management of the Fund's portfolio.

18 Municipal Advantage Fund Annual Report | 10.31.04

MUNICIPAL ADVANTAGE FUND INC. PRIVACY POLICY, ANNUAL SHAREHOLDERS
                              MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------


PRIVACY POLICY:

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

================================================================================
ANNUAL SHAREHOLDERS MEETING RESULTS:
The Fund held its annual meeting of shareholders on March 9, 2004. Preferred shareholders voted to re-elect Robert E. Connor and Common and Preferred
Shareholders voted to re-elect Wendy W. Luers as Class I directors to serve until 2007 and to elect Paul Belica as a Class II director to serve until 2005.

The resulting vote count was:

                                                                      WITHHOLD
                                   AFFIRMATIVE         AGAINST        AUTHORITY
                                    ----------         -------        --------
Election of Paul Belica              5,945,073            --            166,604
Election of Robert E. Connor*              781            --               --
Election of Wendy W. Luers           6,110,895            --            68,739

Raymond D. Horton and David C. Flattum* continue to serve as directors of the Fund.

* Preferred Stock Director
                          | 10.31.04 | Municipal Advantage Fund Annual Report 19

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MUNICIPAL ADVANTAGE FUND INC. BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------

NAME, POSITION(S)
HELD WITH FUND, AGE AND
ADDRESS                           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------

ROBERT E. CONNOR                  Corporate Affairs Consultant. Formerly, Senior
1345 Avenue of the Americas       Vice President, Corporate Office, Smith Barney
New York, NY 10105                Inc.
Age: 70
Chairman of the Board of
Directors: since 2004
Director since: 2003
Term of office: Expected to
stand for re-election at 2007
annual meeting of shareholders.
Trustee/Director of 21 funds
in Fund Complex
Trustee of no funds outside
of Fund Complex


PAUL BELICA                       Director,    Student   Loan   Finance   Corp.,
1345 Avenue of the Americas       Education  Loans,  Inc., Goal Funding I, Inc.,
New York, NY 10105                Goal  Funding  II,   Inc.,   and  Surety  Loan
Age: 83                           Financing, Inc.; Formerly senior executive and
Director since: 2003              member  of the board of Smith  Barney,  Harris
Term of office: Expected to       Upham & Co.;  and the  CEO of  five  New  York
stand for re-election at 2005     agencies.
annual meeting of shareholders.
Trustee of 20 funds in
Fund Complex
Trustee of no funds outside
of Fund Complex


DAVID C. FLATTUM                  Managing  Director,  Chief Operating  Officer,
888 San Clemente Drive,           General   Counsel  and  member  of  Management
Suite 100                         Board,  Allianz  Global  Investors  of America
Newport Beach, CA 92660           L.P.  ("AGI").  Formerly,  Partner,  Latham  &
Age: 40                           Watkins LLP (1998-2001).
Director since: 2004
Term of office: Expected to
stand for election at 2005
annual meeting of shareholders.
Trustee of 53 funds in
Fund Complex
Trustee of no funds outside
of Fund Complex


RAYMOND D. HORTON                 Professor, Columbia University Graduate School
1345 Avenue of the Americas       of  Business;  Formerly,  President,  Citizens
New York, NY 10105                Budget Commission, Inc. (1986-1998).
Age: 65
Director since: 1994
Term of office: Expected to
stand for re-election at 2006
annual meeting of shareholders.
Director/Trustee of 1 fund
in Fund Complex
Director/Trustee of no funds
outside of Fund Complex


WENDY W. LUERS                    Founder and  President,  The  Foundation for a
1345 Avenue of the Americas       Civil Society, New York, Prague, Bratislava (a
New York, NY 10105                non profit  foundation  which sponsors various
Age: 64                           organizations  and  programs  in the Czech and
Director since: 2001              Slovak Republics).
Term of office: Expected to
stand for re-election at 2007
annual meeting of shareholders.
Director/Trustee of 1 fund
in Fund Complex
Director/Trustee of no funds
outside of Fund Complex


20 Municipal Advantage Fund Annual Report | 10.31.04

DIRECTORS AND PRINCIPAL OFFICERS
Robert E. Connor
   Director, Chairman of the Board of Directors
Paul Belica
   Director
David C. Flattum
   Director
Raymond D. Horton
   Director
Wendy W. Luers
   Director
Brian S. Shlissel
   President & Chief Executive Officer
Matthew Greenwald
   Executive Vice President
Newton B. Schott, Jr.
   Executive Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
   Secretary
Youse Guia
   Chief Compliance Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Fund's website at www.pimcoadvisors.com (ii) on the Commission's website at www.sec.gov, and (iii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459,
(202) 942-8090.

Information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

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[PIMCO ADVISORS LOGO]















                                                                  MVFCM-AR-10/04

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted In 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES  PRINCIPAL ACCOUNTANT FEES

a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,750 in 2003 and $33,000 in 2004.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were $15,250 in 2003 and $21,000 in 2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $5,000 in 2003 and $5,400 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non- audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

     Municipal Advantage Fund (the "Fund")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund's Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on: a review of the nature of the professional services expected to provided, the fees to be charged in connection with the services expected to be provided, a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Fund's Committee will review and pre-approve the scope of the audits of the Fund and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Fund independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Fund will also require the separate written pre-approval of the President of the Fund, who will confirm, independently, that the accounting firm's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

       Annual Fund financial statement audits
       Seed audits (related to new product filings, as required)
       SEC and regulatory filings and consents
       Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

       Accounting consultations
       Fund merger support services
       Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
       Other attestation reports
       Comfort letters
       Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

       Tax compliance services related to the filing or amendment of the following:
         Federal, state and local income tax compliance; and, sales and use tax compliance
         Timely RIC qualification reviews
         Tax distribution analysis and planning
         Tax authority examination services
         Tax appeals support services
         Accounting methods studies
         Fund merger support service
         Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Fund's independent accountants will not render services in the following categories of non-audit services:

       Bookkeeping or other services related to the accounting records or financial statements of the Fund
       Financial information systems design and implementation
       Appraisal or valuation services, fairness opinions, or
         contribution-in-kind reports
       Actuarial services
       Internal audit outsourcing services
       Management functions or human resources
       Broker or dealer, investment adviser or investment banking services Legal services and expert services unrelated to the audit
       Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to PA Fund Management LLC (Formerly, PIMCO Advisors Fund Management
LLC) or any other investment manager to the Fund (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

     (1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

     (2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

     (3) Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

          e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

          f) Not applicable

          g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2004 Reporting Period was $2,984,553 and the 2003 Reporting Period was $2,527,056.

          h) Auditor Independence. The Registrant's Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, Raymond D. Horton and Wendy
W. Luers.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. The registrant has delegated the voting of proxies relating to its voting securities to its Investment Adviser, OpCap Advisors LLC (the "Investment Advisor"). The Proxy Voting Policies and Procedures of the Investment Advisor are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

                                                                  MAXIMUM NUMBER
                                             TOTAL NUMBER         OF SHARES THAT
                                            OF SHARES PURCHASED     MAY YET BE
                TOTAL NUMBER   AVERAGE      AS PART OF PUBLICLY  PURCHASED UNDER
                 OF SHARES    PRICE PAID    ANNOUNCED PLANS OR      THE PLANS
PERIOD           PURCHASED    PER SHARE         PROGRAMS           OR PROGRAMS
--------------------------------------------------------------------------------

November 2003       N/A          N/A             N/A                   N/A
December 2003       N/A          N/A             N/A                   N/A
January 2004        N/A          N/A             N/A                   N/A
February 2004       N/A          N/A             N/A                   N/A
March 2004          N/A          N/A             N/A                   N/A
April 2004          N/A          N/A             N/A                   N/A
May 2004            N/A          N/A             N/A                   N/A
June 2004           N/A          N/A             N/A                   N/A
July 2004           N/A          N/A             N/A                   N/A
August 2004         N/A          N/A             N/A                   N/A
September 2004      N/A          N/A             N/A                   N/A
October 2004        N/A          N/A             N/A                   N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

(c)  Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

(d)  Exhibit 99.Code Eth - Code of Ethics

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Municipal Advantage Fund Inc.

By /s/ Brian S. Shlissel

------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: January 3, 2005

By /s/ Lawrence G. Altadonna

----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: January 3, 2005

By /s/ Lawrence G. Altadonna

----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 3, 2005